Schedule of Number of Stock Options (Detail) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding beginning balance	473,051	538,825	831,701
Granted		187,996	192,665
Exercised	(51,084)	(244,182)	(471,732)
Cancelled/Forfeited/Expired	(10,858)	(9,588)	(13,809)
Number of options, Outstanding ending balance	411,109	473,051	538,825
Weighted average exercise price, Outstanding beginning balance	$ 87.88	$ 70.38	$ 59.20
Granted		113.51	94.87
Exercised	88.10	68.82	60.78
Cancelled/Forfeited/Expired	102.31	92.70	66.23
Weighted average exercise price, Outstanding ending balance	$ 87.47	$ 87.88	$ 70.38